Derivative Financial Instruments - Summary of Quantitative Disclosure of Cash Flow's Maturities (Detail)	12 Months Ended
	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Buy Put, Sell Put and Sell Call on Japanese yen
Disclosure of detailed information about financial instruments [line items]
Currency Options	$ 11,845,210,000	$ 14,308,629,000
Buy Call, Sell Call and Sell Put on euros
Disclosure of detailed information about financial instruments [line items]
Currency Options	67,025,201,000	75,474,100,000
Sell Call on pounds sterling
Disclosure of detailed information about financial instruments [line items]
Currency Options	10,556,234,000	12,534,024,000
Sell Call on Swiss francs
Disclosure of detailed information about financial instruments [line items]
Currency Options	7,664,921,000	8,229,792,000
Sell Call on Euros
Disclosure of detailed information about financial instruments [line items]
Currency Options	96,640,987,000	122,864,814,000
2023 | Sell Call on Swiss francs
Disclosure of detailed information about financial instruments [line items]
Currency Options	7,664,921,000
2023 | Sell Call on Euros
Disclosure of detailed information about financial instruments [line items]
Currency Options	13,508,955,000	14,041,693,000
2024 | Buy Call, Sell Call and Sell Put on euros
Disclosure of detailed information about financial instruments [line items]
Currency Options	25,978,760,000
2024 | Sell Call on Swiss francs
Disclosure of detailed information about financial instruments [line items]
Currency Options		8,229,792,000
2024 | Sell Call on Euros
Disclosure of detailed information about financial instruments [line items]
Currency Options		15,211,834,000
2025 | Buy Call, Sell Call and Sell Put on euros
Disclosure of detailed information about financial instruments [line items]
Currency Options	15,067,681,000	29,253,527,000
2025 | Sell Call on pounds sterling
Disclosure of detailed information about financial instruments [line items]
Currency Options	10,556,234,000
2025 | Sell Call on Euros
Disclosure of detailed information about financial instruments [line items]
Currency Options	13,508,955,000
2026 | Buy Put, Sell Put and Sell Call on Japanese yen
Disclosure of detailed information about financial instruments [line items]
Currency Options	11,845,210,000
2026 | Buy Call, Sell Call and Sell Put on euros
Disclosure of detailed information about financial instruments [line items]
Currency Options		16,967,046,000
2026 | Sell Call on pounds sterling
Disclosure of detailed information about financial instruments [line items]
Currency Options		12,534,024,000
2026 | Sell Call on Euros
Disclosure of detailed information about financial instruments [line items]
Currency Options	15,587,256,000	15,211,834,000
2027 | Buy Put, Sell Put and Sell Call on Japanese yen
Disclosure of detailed information about financial instruments [line items]
Currency Options		14,308,629,000
2027 | Sell Call on Euros
Disclosure of detailed information about financial instruments [line items]
Currency Options	25,978,760,000	17,552,116,000
2028 Thereafter | Buy Call, Sell Call and Sell Put on euros
Disclosure of detailed information about financial instruments [line items]
Currency Options	25,978,760,000	29,253,527,000
2028 Thereafter | Sell Call on Euros
Disclosure of detailed information about financial instruments [line items]
Currency Options	28,057,061,000	60,847,337,000
Fair Value | Buy Put, Sell Put and Sell Call on Japanese yen
Disclosure of detailed information about financial instruments [line items]
Currency Options	(461,140,000)	(206,526,000)
Fair Value | Buy Call, Sell Call and Sell Put on euros
Disclosure of detailed information about financial instruments [line items]
Currency Options	(4,750,485,000)	(1,398,532,000)
Fair Value | Sell Call on pounds sterling
Disclosure of detailed information about financial instruments [line items]
Currency Options	(2,835,000)	(27,896,000)
Fair Value | Sell Call on Swiss francs
Disclosure of detailed information about financial instruments [line items]
Currency Options	(1,617,000)	(12,202,000)
Fair Value | Sell Call on Euros
Disclosure of detailed information about financial instruments [line items]
Currency Options	$ (375,031,000)	$ (917,025,000)
U.S. dollar | Interest Rate Swaps (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Variable to fixed	9,952,307,000	15,305,776,000
U.S. dollar | Buy Cap, Sell Floor on floating in U.S. dollar LIBOR 1M | Buy Cap, Sell Floor on floating in U.S. dollar LIBOR 1M
Disclosure of detailed information about financial instruments [line items]
Buy Cap, Sell Floor on floating in U.S. dollar LIBOR 1M	$ 48,535,750,000	$ 51,458,750,000
U.S. dollar | 2023 | Interest Rate Swaps (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Variable to fixed	4,346,428,000	4,754,104,000
Average pay rate	2.37%	2.43%
Average receive rate	5.45%	0.86%
U.S. dollar | 2024 | Interest Rate Swaps (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Variable to fixed	3,227,627,000	4,608,186,000
Average pay rate	2.35%	2.37%
Average receive rate	5.07%	1.65%
U.S. dollar | 2024 | Buy Cap, Sell Floor on floating in U.S. dollar LIBOR 1M | Buy Cap, Sell Floor on floating in U.S. dollar LIBOR 1M
Disclosure of detailed information about financial instruments [line items]
Buy Cap, Sell Floor on floating in U.S. dollar LIBOR 1M	$ 48,535,750,000
U.S. dollar | 2025 | Interest Rate Swaps (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Variable to fixed	2,378,252,000	3,422,007,000
Average pay rate	2.31%	2.35%
Average receive rate	4.34%	2.12%
U.S. dollar | 2025 | Buy Cap, Sell Floor on floating in U.S. dollar LIBOR 1M | Buy Cap, Sell Floor on floating in U.S. dollar LIBOR 1M
Disclosure of detailed information about financial instruments [line items]
Buy Cap, Sell Floor on floating in U.S. dollar LIBOR 1M		$ 51,458,750,000
U.S. dollar | 2026 | Interest Rate Swaps (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Variable to fixed		2,521,479,000
Average pay rate	0.00%	2.31%
Average receive rate	0.00%	2.26%
U.S. dollar | 2027 | Interest Rate Swaps (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Average pay rate	0.00%	0.00%
Average receive rate	0.00%	0.00%
U.S. dollar | 2028 Thereafter | Interest Rate Swaps (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Average pay rate	0.00%	0.00%
Average receive rate	0.00%	0.00%
U.S. dollar | Fair Value | Interest Rate Swaps (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Variable to fixed	409,459,000	(263,340,000)
U.S. dollar | Fair Value | Buy Cap, Sell Floor on floating in U.S. dollar LIBOR 1M | Buy Cap, Sell Floor on floating in U.S. dollar LIBOR 1M
Disclosure of detailed information about financial instruments [line items]
Buy Cap, Sell Floor on floating in U.S. dollar LIBOR 1M	$ 2,263,382,000	$ (323,852,000)
Receive euros/Pay U.S. dollars | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	212,323,001,000	263,781,919,000
Receive euros/Pay U.S. dollars | 2023 | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	45,303,255,000	36,728,355,000
Receive euros/Pay U.S. dollars | 2024 | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	25,853,538,000	48,031,582,000
Receive euros/Pay U.S. dollars | 2025 | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	37,200,560,000	27,410,532,000
Receive euros/Pay U.S. dollars | 2026 | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	21,259,267,000	40,585,768,000
Receive euros/Pay U.S. dollars | 2027 | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	26,074,861,000	23,338,421,000
Receive euros/Pay U.S. dollars | 2028 Thereafter | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	56,631,520,000	87,687,261,000
Receive euros/Pay U.S. dollars | Fair Value | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	(11,745,814,000)	(4,217,800,000)
Receive Japanese yen/Pay U.S. dollars | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	4,685,672,000	4,967,860,000
Receive Japanese yen/Pay U.S. dollars | 2023 | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	4,685,672,000
Receive Japanese yen/Pay U.S. dollars | 2024 | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps		4,967,860,000
Receive Japanese yen/Pay U.S. dollars | Fair Value | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	(231,855,000)	70,651,000
Receive pounds sterling/Pay U.S. dollars | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	11,486,665,000	22,505,732,000
Receive pounds sterling/Pay U.S. dollars | 2023 | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps		10,327,298,000
Receive pounds sterling/Pay U.S. dollars | 2025 | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	11,486,665,000
Receive pounds sterling/Pay U.S. dollars | 2026 | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps		12,178,434,000
Receive pounds sterling/Pay U.S. dollars | Fair Value | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	(1,123,000,000)	(94,957,000)
Receive UDI/Pay pesos | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	31,733,673,000	30,513,213,000
Receive UDI/Pay pesos | 2025 | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	3,063,181,000
Receive UDI/Pay pesos | 2026 | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	17,076,001,000	3,063,181,000
Receive UDI/Pay pesos | 2027 | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	0	17,076,001,000
Receive UDI/Pay pesos | 2028 Thereafter | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	11,594,491,000	10,374,031,000
Receive UDI/Pay pesos | Fair Value | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	6,147,449,000	6,159,382,000
Receive Swiss francs/Pay U.S. dollars | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	7,086,220,000	7,512,978,000
Receive Swiss francs/Pay U.S. dollars | 2023 | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	7,086,220,000
Receive Swiss francs/Pay U.S. dollars | 2024 | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps		7,512,978,000
Receive Swiss francs/Pay U.S. dollars | Fair Value | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps	620,453,000	524,471,000
Receive U.S. dollars / Pay pesos | FX Forwards
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps		12,340,413,000
Receive U.S. dollars / Pay pesos | 2023 | FX Forwards
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps		12,340,413,000
Receive U.S. dollars / Pay pesos | Fair Value | FX Forwards
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps		3,575,000
U.S. dollar
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate	19.4143	20.5835
Euro
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate	$ 20.7083	$ 23.4086